Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Amounts of Noah Investment and its Subsidiaries included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2013	2014
	$	$
Cash and cash equivalents	45,443,856	76,252,171
Restricted cash	165,188	161,171
Short-term investments	13,872,921	6,248,761
Accounts receivable, net of allowance for doubtful accounts	1,784,726	3,775,420
Amounts due from related parties	3,532,343	12,988,022
Deferred tax assets	604,377	1,841,876
Other current assets	1,195,057	1,438,158
Long-term investments	6,302,362	483,512
Investment in affiliates	18,893,396	39,662,915
Property and equipment, net	1,109,738	3,627,715
Other non-current assets	299,378	182,262
Total assets	93,203,342	146,661,983
Accrued payroll and welfare expenses	3,078,297	11,059,108
Income tax payable	2,167,268	4,518,462
Amounts due to the Group’s subsidiaries	34,660,524	27,289,801
Deferred revenue	8,377,979	6,105,780
Other current liabilities	961,140	4,475,798
Non-current uncertain tax position liabilities	1,044,580	1,019,175
Total liabilities	50,289,788	54,468,124

	As of December 31,
	2012*	2013	2014
	$	$	$
Revenue:
Third-party revenues
One-time commissions	31,859	1,171,253	13,072,826
Recurring service fees	1,200,863	6,070,762	18,163,030
Other service fees	957,745	4,489,280	3,953,060
Total third-party revenues	2,190,467	11,731,295	35,188,916
Related party revenues
One-time commissions	331,712	465,360	3,485,958
Recurring service fees	5,128,257	23,597,359	46,376,791
Other service fees	—	916,163	12,267,477
Total related party revenues	5,459,969	24,978,882	62,130,226
Total revenues	7,650,436	36,710,177	97,319,142
Less: business taxes and related surcharges	(416,525)	(2,043,086)	(5,457,850)
Net revenues	7,233,911	34,667,091	91,861,292
Operating cost and expenses	(6,409,491)	(13,836,442)	(29,655,461)
Other income	200,319	2,503,612	1,930,322
Net income	1,168,218	19,250,180	50,387,400
Net income attributable to Noah Holding Limited shareholders	1,086,355	17,644,412	47,379,799
Cash flows provided by operating activities **	29,624,846	40,988,172	39,849,513
Cash flows used in investing activities	(21,368,983)	(15,809,672)	(8,659,151)
Cash flows provided by financing activities	2,178,103	6,265,618	220,017

*	Tianjin Gopher’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by operating activities in 2013 and 2014 include amounts due to the Group’s subsidiaries of $34,660,524 and $27,289,801.

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years